Taxes - Deferred tax (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Taxes [Line Items]
Opening balance	$ 5,480,516	$ 2,541,484	$ 2,682,881
Profit or loss	928,517	2,409,079	(842,447)
Profit or loss	848,010	2,380,202
OCI	89,526	656,835	666,767
Increase due to business combinations (Guajira association - Note 12)	(383,346)	(98,005)	0
Closing balance	6,034,706	5,480,516	2,541,484
Property, plant and equipment and Natural and environmental resources [Member]
Disclosure Of Taxes [Line Items]
Opening balance	(3,040,436)	(2,304,140)
Profit or loss	(844,091)	(736,296)
OCI	0	0
Increase due to business combinations (Guajira association - Note 12)	(383,346)	0
Closing balance	(4,267,873)	(3,040,436)	(2,304,140)
Provisions [Member]
Disclosure Of Taxes [Line Items]
Opening balance	2,404,032	1,994,762
Profit or loss	783,818	409,270
Closing balance	3,187,850	2,404,032	1,994,762
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Opening balance	1,875,872	1,161,860
Profit or loss	39,608	(57,343)
OCI	(41,238)	771,355
Closing balance	1,874,242	1,875,872	1,161,860
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Opening balance	2,550,816	1,002,062
Profit or loss	1,927,790	1,548,754
Closing balance	4,478,606	2,550,816	1,002,062
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Opening balance	711,503	365,646
Profit or loss	(722,129)	345,857
Closing balance	(10,626)	711,503	365,646
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Opening balance	139,410	79,591
Profit or loss	44,433	59,819
OCI	0	0
Increase due to business combinations (Guajira association - Note 12)	0	0
Closing balance	183,843	139,410	79,591
Goodwill [member]
Disclosure Of Taxes [Line Items]
Opening balance	(363,968)	(404,394)
Profit or loss	(2,378)	40,426
OCI	0	0
Increase due to business combinations (Guajira association - Note 12)	0	0
Closing balance	(366,346)	(363,968)	(404,394)
Others [Member]
Disclosure Of Taxes [Line Items]
Opening balance	(15,189)	(143,717)
Profit or loss	(68,306)	341,053
OCI	130,764	(114,520)
Increase due to business combinations (Guajira association - Note 12)	0	(98,005)
Closing balance	47,269	(15,189)	(143,717)
Loans and borrowings
Disclosure Of Taxes [Line Items]
Opening balance	920,203	827,452
Profit or loss	(74,184)	92,751
Closing balance	846,019	920,203	827,452
Excess presumptive income
Disclosure Of Taxes [Line Items]
Opening balance	298,273	(37,638)
Profit or loss	(236,551)	335,911
Closing balance	$ 61,722	$ 298,273	$ (37,638)